DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - Legal Ownership (Details)	May 19, 2015
VIE
Variable Interest Entity
Legal ownership interest (as a percent)	0.00%